Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Basis of Consolidation

    a.    Basis of Consolidation

(i)    Business Combination

The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. When determining whether a particular set of activities and assets is a business, the Company assesses whether the acquired set of assets and activities includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs. The Company has the option of applying a "concentration test" that allows for a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred on acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are recognized as expenses when incurred unless they relate to the issuance of debt or equity securities.

The consideration transferred does not include amounts referring to the settlement of pre-existing relationships. These amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value on the acquisition date. If a contingent consideration payable meets the definition of a financial instrument, it is classified as equity, is not revalued and the settlement is accounted for in equity. Otherwise, another contingent consideration is remeasured to fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

The Company classified the principal amount and the monetary correction of the installment payments for the liabilities from acquisition as a financing activity in the statements of cash flows.

(ii)    Subsidiaries

Subsidiaries are entities controlled by the Company. The Company ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control begins until the date on which control ceases.

(iii)    Principles of consolidation

The consolidated financial statements include the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Foreign currency
    b.    Foreign currency

(i)     Transactions in foreign currency

Transactions in foreign currency, that is, all those not carried out in the functional currency, are translated at the exchange rate on the dates of each transaction. Monetary assets and liabilities in foreign currency are translated into the functional currency at the exchange rate on the closing date. Gains and losses from changes in exchange rates on monetary assets and liabilities are recognized in the income statement.

Revenue
    c.    Revenue

Performance obligations and revenue recognition policies

The following table provides information about the nature and timing of satisfaction of performance obligations in customer contracts, including significant payment terms, and related revenue recognition policies.

Type of Services	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition policy
CPaaS (Communications Platform as a Service) solutions

The CPaaS revenue derives primarily from fees based on use of the services available on our communication platform. The use of these services is measured by volume usage and revenues are recognized over the period of use. The Company provides services to clients with fixed-term contracts for a fixed or indefinite period. Small customers and customers who pay by credit card are billed in advance, while large customers are billed monthly. Collections are made within thirty days of billing.

Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return.

SaaS (Software-as-a-Service)

The nature of the SaaS services refers to license subscriptions for the use of Zenvia platforms, where it is recognized proportionally to the time contracted. In general, licenses are billed monthly on the postpaid model.

Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services – over the time of license usage entitlement. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return, and do not provide customers with the right to take possession of the software that supports the applications.

Financial instruments
    d.    Financial instruments

(i)    Initial recognition and measurement

Trade accounts receivable and debt securities issued are initially recognized on the date they were originated. All other financial assets and liabilities are initially recognized when the Company becomes party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not measured at fair value through profit or loss (FVTPL), the transaction costs that are directly attributable to their acquisition or issuance. Accounts receivable from customers without a significant financing component are initially measured at the transaction price.

(ii)    Classification and subsequent measurement

Upon initial recognition, a financial asset is classified as measured: at amortized cost or at fair value through profit or loss (FVTPL).

Financial assets are not reclassified subsequent to initial recognition, unless the Company changes the business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the reporting period following the change in business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at FVTPL:

- is held within a business model whose objective is to hold financial assets in order to receive contractual cash flows; and

- its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

The Company carries out an assessment of the purpose of the business in which a financial asset is held in the portfolio, as this better reflects the way in which the business is managed and the information is provided to management.

Financial assets held for trading or managed with performance evaluated based on fair value are measured at fair value through profit or loss.

(iii)    Financial assets – assessment of whether contractual cash flows are principal and interest payments only

For purposes of this assessment, 'principal' is defined as the fair value of the financial asset at initial recognition. ‘Interest’ is defined as consideration for the time value of money and the credit risk associated with the principal amount outstanding over a given period of time and for other basic borrowing risks and costs, as well as a profit margin.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are only payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet that condition. When making this assessment, the Company considers:

●        contingent events that change the value or timing of cash flows;

●        terms that may adjust the contractual rate, including variable rates;

●        prepayment and extension of the deadline; and

●        the terms that limit the Company’s access to cash flows from specific assets.

Prepayment is consistent with principal and interest payment criteria if the prepayment amount represents, for the most part, unpaid principal and interest amounts on the outstanding principal amount - which may include additional compensation reasonable for early termination of the contract. In addition, with respect to a financial asset acquired for an amount less than or greater than the face value of the contract, the permission or requirement of prepayment for an amount that represents the face value of the contract plus contractual interest (which also may include reasonable additional compensation for early termination of the contract) accrued (but not paid) are treated as consistent with these criteria if the fair value of the prepayment is negligible on initial recognition.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net income, including interest or dividend income, is recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. Amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Reduction to recoverable value (impairment)
    e.    Reduction to recoverable value (impairment)

Non-derivative financial Assets

(i)          Financial instruments and contractual assets

The Company recognizes provisions for expected credit losses on:

●     financial assets measured at amortized cost.

The Company measures the provisions for loss at an amount equal to the lifetime expected credit loss, except for the items described below, which are measured as 12-month expected credit loss:

● debt securities with low credit risk at the balance sheet date; and - other debt securities and bank balances for which the credit risk has not increased significantly since initial recognition.

For trade receivables, the Company has established a provision matrix that is based on its historical credit loss experience.

In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and when estimating the credit loss, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company's historical experience and informed credit assessment, which includes forward-looking information.

The Company assumes that the credit risk of a financial asset has increased significantly if it is more than 30 days past due.

The Company considers a financial asset to be in default when:

●the debtor is unlikely to pay its credit obligations to the Company in full, without recourse to actions such as obtaining collateral (if any); or

●the financial asset is more than 180 days past due.

Lifetime credit loss expectations are those that result from all possible standard events over the expected life of a Financial Instrument.

The 12-month credit loss expectations are the portion that result from possible default events within 12 months after the reporting date (or a shorter period if the expected useful life of the instrument is less than 12 months).

The maximum period considered when estimating expected credit loss is the maximum contractual period over which the Company is exposed to credit risk.

(ii)     Measurement of expected credit loss

The Company expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flow due to the entity in accordance with the contract and the cash flows that the Company expects to receive).

Expected credit losses are discounted at the effective interest rate of the financial asset.

(iii)     Presentation of the provision for expected credit loss in the financial statements

Provisions for losses on financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

(iv)     Write offs

The gross carrying amount of a financial asset is written off when the Company does not have reasonable expectations of recovering all or part of a financial asset. The Company does not expect a significant recovery of the amount written off. However, written-off financial assets may still be subject to collection actions to comply with the Company’s procedures for recovering amounts due.

(v)     Non-Financial Assets

At each reporting date, the Company reviews the book values of its non-financial assets (customer portfolio, platform, property, plant and equipment) to determine whether there is any indication of impairment. If such an indication exists, then the asset's recoverable amount is estimated.

For impairment tests, assets are grouped into the smallest asset group that generates cash inflows from continuing use that are largely independent of cash inflows from other assets.

Goodwill is allocated to cash-generating units (CGU) for impairment testing purposes. The allocation is made to the cash-generating units or groups of cash-generating units that are expected to benefit from the business combination from which the goodwill originated. Units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, not considered as report segments.

Goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of the segment to which the goodwill relates. When the recoverable amount is less than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Property, plant and equipment
    f.    Property, plant and equipment

(i)     Recognition and measurement

Property, plant, and equipment items are measured at historical acquisition or construction cost, less accumulated depreciation and accumulated impairment losses, if applicable.

Cost includes expenses that are directly attributable to the acquisition of an asset.

Gains and losses on the sale of an item of property, plant and equipment are determined by comparing the proceeds from the sale with the book value of the property, plant, and equipment, and are recognized net within other income in the statement of profit or loss.

(ii)     Subsequent costs

The replacement cost of a component of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the economic benefits embodied within the component will flow to the Company and its cost can be measured reliably. The carrying amount of the component that has been replaced by another is written off. The day-to-day maintenance costs of property, plant and equipment are recognized as expenses in the statements of profit or loss as incurred.

(iii)     Depreciation

Depreciation is recognized in profit or loss based on the straight-line method based on the estimated useful life of each component, since this method is the one that most closely reflects the pattern of consumption of future economic benefits embodied in the asset.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Intangible asset
    g.    Intangible asset

(i)     Initial recognition

Intangible assets that are acquired by the Company and that have defined useful lives are measured at cost, less accumulated amortization, and any accumulated impairment losses.

(ii)     Subsequent expenses

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenses are recognized in profit or loss as incurred.

(iii)     Amortization

Amortization is calculated to write-off the cost of intangible assets, less their estimated residual values, using the straight-line method over their estimated useful lives and is recognized in profit or loss. Goodwill is not amortized.

(iv)     Intangible assets - Research and development expenses

Expenses with research activities are recognized as an expense in the period in which they are incurred. Internally generated intangible assets resulting from development expenditures (or a development phase of an internal project) are recognized if, and only if, all of the following conditions are demonstrated:

●        The technical feasibility of completing the intangible asset so that it is available for use or sale.

●        The intention to complete the intangible asset and use or sell it.

●        The ability to use or sell the intangible asset.

●        How the intangible asset will generate probable future economic benefits.

●        The availability of adequate technical, financial, and other resources to complete the development of the intangible asset and to use or sell it.

●        The ability to reliably measure the expenses attributable to the intangible asset during its development.

The initially recognized amount of internally generated intangible assets corresponds to the sum of cost incurred since the intangible asset began meeting the recognition criteria.

Appropriation is based on employee time records allocated to these developments at the cost of these employees.

When no internally generated intangible asset can be recognized, development costs are recognized in profit or loss for the period when incurred.

Subsequent to initial recognition, internally generated intangible assets are recorded at cost, less accumulated amortization, and impairment losses.

(v)     Goodwill

Goodwill resulting from a business combination is stated at cost on the date of the business combination, net of accumulated impairment losses, if any.

For purposes of impairment testing of goodwill and intangible assets, the Company has grouped the CGUs within CPaaS and SaaS operating segments and performs the test at the operating segment level. This is the lowest level at which management monitors goodwill for internal management purposes.

Share based payment
    h.    Share based payment

The Company offers to its executives restricted stock plans of its own issuance. The Company recognizes as expense the fair value of the shares, measured at the grant date, on a straight-line basis during the period of service required by the plan, with a corresponding entry: to the shareholders’ equity for plans exercisable in shares; and to liabilities for cash exercisable plans. When the conditions associated with the right to restricted stocks are no longer met, the expense recognized is reversed, so that the accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered.

The expense of the plans is recognized in the statement of profit or loss in accordance with the function performed by the beneficiary.

Income tax and social contribution
    i.    Income tax and social contribution

In Brazil, income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable income, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

The income tax applicable to the subsidiary located in the United States is calculated at the rate of 21% of taxable income for the year. For subsidiaries in Mexico, current income tax is calculated at the rate of 30% of the taxable profit for the year and for the subsidiary in Argentina, the rate is based on a progressive table that varies from 25% to 35% according to profit taxable for the year.

Current and deferred taxes are recognized in profit or loss unless they are related to the business combination, or items directly recognized in shareholders' equity.

(i)          Current tax

Current tax is the estimated tax payable or receivable on taxable income or loss for the year and any adjustment to taxes payable with respect to prior years. It is measured based on the tax rates enacted or substantively enacted at the balance sheet date.

Among the existing tax incentives in Brazil, the Company uses the benefit arising from the “Lei do Bem” (Law No. 11,196/05), aimed at companies that carry out research and development (R&D) of technological innovation. This benefit provides tax savings, as the law allows the deduction of up to 80% of the Income tax and social contribution calculation base for R&D expenses.

(ii)            Deferred tax

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

A deferred income tax and social contribution asset is recognized in relation to unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they will be used. Deferred income tax and social contribution assets are reviewed at each balance sheet date and are reduced to the extent that their realization is no longer probable.

Deferred tax assets and liabilities were measured at the rates that are expected to be applicable in the period in which the asset is realized, or the liability is settled, based on the tax rates and legislation in force on the date of the financial statements.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax and social contribution assets are reviewed at the reporting dates and will be reduced to the extent that their realization is no longer probable.

Provisions
    j.    Provisions

A provision is recognized when the Company has a legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are recorded based on the best estimates of the risk involved.

The Company sets up provisions to cover future disbursements that may arise from tax, labor and civil proceedings in progress. Provisions are set up based on the analysis of legal proceedings in progress and on the prospect of an unfavorable outcome, implying a future disbursement.

Contingent assets are not recognized until the actions are finalized with a definitive favorable position for the Company and when it is virtually certain that it will realize the asset. The taxes whose enforceability is being questioned in the judicial sphere are recorded taking into account the concept of “legal obligation”. Judicial deposits made in guarantee of ongoing lawsuits are recorded under “Judicial Deposits” (see note 19).

Provisions are reassessed at the dates of the financial statements and adjusted to reflect the best current estimate. If it is no longer probable that an outflow of resources will be required to settle the obligation, the provision is reversed.

Share capital
    k.    Share capital

The incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction from the amount raised, net of taxes.

The capital is composed of 41,759,286 common shares. Capital increases are allowed by resolution of the Board of Directors independently of amendment to its bylaws up to the limit of 1,000,000,000 new nominative common shares with no nominal value.

Financial income and financial expenses
    l.    Financial income and financial expenses

Include interest income on amounts invested, exchange rate changes on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, interest on loans and financing, commissions and bank charges, among others. Interest income and expenses are recognized in the financial statement using the actual interest method.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are accounted for in profit or loss using the effective interest method.

Employee benefits

    m.    Employee benefits

Profit sharing and bonuses – Employees' profit sharing and variable compensation for executives are linked to the achievement of operational and financial goals.

The Company recognizes liabilities and related expenses, which are allocated to costs of services and administrative expenses, when the goals are probable to be met.